Expense Example - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Total Bond Fund - Class A
Expense Example:
1 year	$ 473
3 years	627
5 years	795
10 years	1,282
Fidelity Advisor Total Bond Fund - Class C
Expense Example:
1 year	254
3 years	477
5 years	824
10 years	1,593
Fidelity Advisor Total Bond Fund - Class M
Expense Example:
1 year	473
3 years	627
5 years	795
10 years	1,282
Fidelity Advisor Total Bond Fund - Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Total Bond Fund - Class Z
Expense Example:
1 year	37
3 years	121
5 years	215
10 years	$ 489